Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 07, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013
Earnings Per Share
Outstanding common stock prior to consummation of IPO (in shares)								960,907
Issue price of IPO (in dollars per share)	$ 20.00
Stock split ratio	65.266			65.266
Outstanding common stock shares prior to closing of IPO	66,339,615
Numerator:
Undistributed net income (loss) attributable to stockholders		$ 2,482	$ (2,096)	$ 37,058	$ 42,508	$ 53,014	$ (1,129)
Participation rights of unvested RSUs in undistributed earnings		(6)		(6)
Basic undistributed net income (loss) attributable to stockholders		2,476	(2,096)	37,052	42,508	53,014	(1,129)
Denominator:
Basic weighted average shares outstanding		76,637,000	66,340,000	69,810,000	66,340,000	66,340,000	66,340,000
Basic EPS attributable to stockholders (in dollars per share)		$ 0.03	$ (0.03)	$ 0.53	$ 0.64	$ 0.80	$ (0.02)
Numerator:
Undistributed net income (loss) attributable to stockholders		2,482	(2,096)	37,058	42,508	53,014	(1,129)
Participation rights of unvested RSUs in undistributed earnings		(6)		(6)
Effect of conversion of New Holdings Units to shares of Athlon's common stock		(215)		616
Diluted undistributed net income (loss) attributable to stockholders		$ 2,261	$ (2,096)	$ 37,668	$ 42,508	$ 53,014	$ (1,129)
Denominator:
Basic weighted average shares outstanding		76,637,000	66,340,000	69,810,000	66,340,000	66,340,000	66,340,000
Effect of conversion of New Holdings Units to shares of Athlon's common stock		1,856,000		1,856,000	1,856,000	1,856,000
Diluted weighted average shares outstanding		78,493,000	66,340,000	71,666,000	68,196,000	68,196,000	66,340,000
Diluted EPS attributable to stockholders (in dollars per share)		$ 0.03	$ (0.03)	$ 0.53	$ 0.62	$ 0.78	$ (0.02)
Antidilutive New Holdings Units excluded from EPS calculations (in shares)			1,855,563				1,855,563